Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income Tax Benefit	Income tax benefit consists of the following:
Years Ended December 31,
	2013	2012
Current	$-	$-
Deferred	-	-
Income tax benefit	$-	$-

Schedule of Reconciliation of Income Tax Benefit

The Company’s income tax expense (benefit) differs from the amounts computed by applying the federal income tax statutory rates to income before income taxes. A reconciliation of the differences is as follows:

	Years Ended December 31,
	2013	2012
Tax benefit at statutory federal rate	$(1,870,701)	$(588,787)
Tax-free income	(3,825)	(18,685)
Disallowed interest expense	305	1,711
State income tax benefit	(198,328)	(65,861)
Valuation allowance	2,062,684	662,175
Other items, net	69,865	9,447
Income tax benefit	$-	$-

Schedule of Net Deferred Tax Asset

The components of the net deferred tax asset, included in other assets, are as follows:

	Years Ended December 31,
	2013	2012
Deferred tax assets:
Loan loss reserves	$1,407,633	$1,155,045
Reserve for other real estate	932,763	726,773
Income tax loss carryover	3,894,794	2,336,259
Alternative minimum tax credit carryover	199,646	199,646
Other	11,965	10,941
	6,446,801	4,428,655
Deferred tax liabilities:
Depreciation	181,565	166,103
Valuation allowance	(6,265,236)	(4,262,552)
Net deferred tax assets	$-	$-